Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 3.1%
AMC Networks, Inc. - Class A (a)	7,680	$85,478
Cable One, Inc.	128	52,913
Cars.com, Inc. (a)	5,043	103,987
Gogo, Inc. (a)	9,897	89,865
TechTarget, Inc. (a)	2,652	84,864
YELP, Inc. (a)	1,536	55,956
		473,063

Consumer Discretionary - 16.1%
Abercrombie & Fitch Co. - Class A (a)	3,072	453,059
Adtalem Global Education, Inc. (a)	1,861	145,921
Buckle, Inc.	2,190	94,586
Cavco Industries, Inc. (a)	489	202,749
Dine Brands Global, Inc.	1,693	60,677
Fox Factory Holding Corp. (a)	1,014	54,137
G-III Apparel Group Ltd. (a)	3,320	91,532
Kontoor Brands, Inc.	3,038	213,116
Monarch Casino & Resort, Inc.	1,394	109,122
Patrick Industries, Inc.	2,258	289,160
Perdoceo Education Corp.	9,037	224,027
SkyWest, Inc. (a)	4,069	325,276
Vista Outdoor, Inc. (a)	4,549	184,826
		2,448,188

Consumer Staples - 4.8%
Marathon Digital Holdings, Inc. (a)	17,202	338,363
National Beverage Corp.	1,524	74,356
Simply Good Foods Co. (a)	2,100	71,232
Tootsie Roll Industries, Inc.	2,160	66,615
Vector Group Ltd.	7,879	100,694
WD-40 Co.	299	78,221
		729,481

Energy - 8.6%
Cactus, Inc. - Class A	3,032	191,380
CONSOL Energy, Inc. (a)	747	74,558
Dorian LPG Ltd.	3,576	146,116
Helix Energy Solutions Group, Inc. (a)	16,046	189,343
Helmerich & Payne, Inc.	2,743	110,872
NOW, Inc. (a)	20,070	308,275
Peabody Energy Corp.	3,806	84,531
SM Energy Co.	4,610	212,982
		1,318,057

Health Care - 18.4%
Addus HomeCare Corp. (a)	1,707	207,161
Alkermes PLC (a)	2,942	80,375
Amphastar Pharmaceuticals, Inc. (a)	1,167	50,788
ANI Pharmaceuticals, Inc. (a)	3,073	201,958
Catalyst Pharmaceuticals, Inc. (a)	7,521	129,662
Certara, Inc. (a)	9,221	143,940
Collegium Pharmaceutical, Inc. (a)	5,917	228,219
CONMED Corp.	632	43,633
Corcept Therapeutics, Inc. (a)	4,862	188,013
Cross Country Healthcare, Inc. (a)	3,112	56,763
Dynavax Technologies Corp. (a)	5,098	57,047
Harmony Biosciences Holdings, Inc. (a)	2,787	94,368
HealthStream, Inc.	3,682	109,392
Innoviva, Inc. (a)	7,644	144,013
Ironwood Pharmaceuticals, Inc. (a)	6,877	46,970
LeMaitre Vascular, Inc.	3,463	300,900
Mesa Laboratories, Inc.	1,244	142,463
Omnicell, Inc. (a)	2,640	77,114
Pacira BioSciences, Inc. (a)	3,890	80,328
Premier, Inc.	3,496	73,346
Prestige Brands Holdings, Inc. (a)	1,765	124,980
Simulations Plus, Inc.	3,456	141,143
Supernus Pharmaceuticals, Inc. (a)	2,957	88,178
		2,810,754

Industrials - 23.5%
Apogee Enterprises, Inc.	4,080	280,051
Armstrong World Industries, Inc.	1,944	255,442
Brady Corp. - Class A	2,344	167,854
EnPro Industries, Inc.	1,000	170,940
Fabrinet (a)	1,120	247,027
Franklin Electric Co., Inc.	1,163	123,999
Gibraltar Industries, Inc. (a)	1,620	120,318
Griffon Corp.	4,017	289,465
Hayward Holdings, Inc. (a)	12,156	179,787
Lindsay Corp.	605	76,224
Liquidity Services, Inc. (a)	4,320	97,070
Masterbrand, Inc. (a)	10,716	193,424
Mueller Industries, Inc.	4,418	313,413
Powell Industries, Inc.	3,419	627,831
Standex International Corp.	1,058	197,634
Verra Mobility Corp. (a)	7,923	238,720
		3,579,199

Information Technology - 17.9%
A10 Networks, Inc.	11,269	147,511
ACI Worldwide, Inc. (a)	5,909	255,446
Adeia, Inc.	16,969	199,386
Agilysys, Inc. (a)	1,188	133,163
Alarm.com Holdings, Inc. (a)	2,404	169,602
Axcelis Technologies, Inc. (a)	456	57,616
Badger Meter, Inc.	1,050	216,468
BlackLine, Inc. (a)	1,177	55,931
Box, Inc. - Class A (a)	3,347	94,118
CTS Corp.	4,361	213,166
Digi International, Inc. (a)	3,823	104,368
DigitalOcean Holdings, Inc. (a)	4,869	161,310
DoubleVerify Holdings, Inc. (a)	1,920	40,551
InterDigital, Inc.	1,040	127,670
Knowles Corp. (a)	6,086	111,191
LiveRamp Holdings, Inc. (a)	2,318	70,189
N-able, Inc. (a)	8,045	112,147
Photronics, Inc. (a)	7,664	194,742
Progress Software Corp.	1,358	79,307
Rogers Corp. (a)	534	65,244
SPS Commerce, Inc. (a)	555	119,558
		2,728,684

Materials - 6.8%
Alpha Metallurgical Resources, Inc.	392	115,801
Arch Resources, Inc.	572	83,826
Balchem Corp.	1,071	190,060
Hawkins, Inc.	2,817	292,686
Quaker Chemical Corp.	480	87,154
Sylvamo Corp.	3,514	259,017
		1,028,544

Utilities - 0.7%
Clearway Energy, Inc. - Class C	4,259	113,630
TOTAL COMMON STOCKS (Cost $13,726,522)		15,229,600

TOTAL INVESTMENTS - 99.9% (Cost $13,726,522)		15,229,600
Other Assets in Excess of Liabilities – 0.1%		12,177
TOTAL NET ASSETS - 100.0%		$15,241,777

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer US Small Cap Cash Cows Growth Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,229,600	$–	$–	$15,229,600
Total Investments	$15,229,600	$–	$–	$15,229,600

Refer to the Schedule of Investments for further disaggregation of investment categories.